Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Raw materials	2,904,134	3,242,149
Work in process	1,321,802	1,871,933
Finished goods	3,456,116	4,318,847
Inventories, net	7,682,052	9,432,929